united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22638

Arrow Investments Trust
(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100, Laurel MD 20707
(Address of principal executive offices) (Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-260-0162

Date of fiscal year end:	7/31

Date of reporting period:	7/31/24

Item 1. Reports to Stockholders.

(a)

Arrow DWA Tactical: Macro ETF

(DWAT) Cboe BZX Exchange, Inc.

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Arrow DWA Tactical: Macro ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow DWA Tactical: Macro ETF	$157	1.53%

How did the Fund perform during the reporting period?

Choppy markets and frequent changes in market leadership tend to hinder relative strength-based strategies, particularly those with concentrated holdings exposure. Three of the Fund’s five strategies had positive performance for the period. The Global Alpha strategy was up 26.07%, the U.S. Sector Rotation Strategy was up 17.04%, and the U.S. Style Rotation Strategy was up 15.59%. The Global Equity Strategy was down -5.00% and the Commodity Rotation Strategy was down -35.58% due to losses during the Q4 2023 correction in Energy prices.

Factors that affected the Fund’s performance during the period included:

• Interest rates were held at restrictive levels by the Federal Reserve’s Open Market Committee with no changes between 7/31/2023 and 7/31/2024;

• Increased geopolitical risks associated with the war in Ukraine and increasing tensions between Israel and Hamas and other Iranian proxies caused uncertainty in global markets;

• An equity bull market with leadership concentrated in large-cap technology sector companies (particularly those associated with Artificial Intelligence) but with limited broader market participation;

• Persistent inflationary pressures in food, housing, and energy for much of the period created continuing economic challenges for consumers and small to mid-cap companies alike;

• A strong U.S. Dollar causing price volatility in key commodities such as oil and metals

• Stagflation concerns caused the fixed income markets to struggle with slow growth and high inflation pressuring returns; and

• Encouraging jobs reports during the earlier part of the rolling 1 year period with significantly lower revisions later in the period led to greater concerns about the health of the economy and the consumer.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Arrow DWA Tactical: Macro ETF - NAV
Barclay Global Macro Index
$20,000
$15,000
$10,000
$5,000
$0
$16,899
$15,747
10/01/14
07/31/15
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24

	Arrow DWA Tactical: Macro ETF - NAV	Barclay Global Macro Index
10/01/14	$10,000	$10,000
07/31/15	$10,793	$10,506
07/31/16	$10,852	$10,354
07/31/17	$11,495	$10,658
07/31/18	$12,700	$10,835
07/31/19	$12,290	$11,114
07/31/20	$12,548	$11,646
07/31/21	$14,947	$13,089
07/31/22	$16,215	$14,076
07/31/23	$15,968	$14,380
07/31/24	$16,899	$15,747

Average Annual Total Returns

	1 Year	5 years	Since Inception (October 1, 2014)
Arrow DWA Tactical: Macro ETF - NAV	5.83%	6.58%	5.48%
Arrow DWA Tactical: Macro ETF - Market Price	6.44%	6.50%	5.47%
Barclay Global Macro Index	9.51%	7.22%	4.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$3,345,417
  Number of Portfolio Holdings12
  Advisory Fee (net of waivers)$0
  Portfolio Turnover193%

Asset Weighting (% of total investments)

Value	Value
Options	0.1%
Closed End Funds	8.5%
Exchange-Traded Funds	91.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
91.0%
Commodity
8.4%
Future Option
–%
Other Assets in Excess of Liabilities
0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Future Option	-%
Commodity	8.4%
Equity	91.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI USA Quality Factor ETF	11.7%
iShares S&P 500 Growth ETF	11.5%
Invesco S&P 500 Pure Value ETF	11.0%
Technology Select Sector SPDR Fund	10.9%
Industrial Select Sector SPDR Fund	10.9%
Vanguard Mid-Cap Growth ETF	9.6%
iShares MSCI USA Momentum Factor ETF	8.8%
Sprott Physical Silver Trust	8.4%
Financial Select Sector SPDR Fund	8.4%
First Trust Large Cap Core AlphaDEX Fund	8.2%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at www.ArrowFunds.com or upon request at 1-877-277-6933. Effective December 1, 2023, the expense limitation for the Fund was increased from 1.40% to 1.60% of the Fund’s average daily net assets.

Arrow DWA Tactical: Macro ETF

Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ArrowFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-DWAT

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 - $12,000
2023 - $12,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 – $2,300
2023 – $2,300

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2023, and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended July 31, 2023, and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Robert S. Andrialis, Paul Montgomery and Thomas T. Sarkany.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Arrow DWA Tactical: Macro ETF

DWAT

Annual Financial Statements

July 31, 2024

1-877-277-6933

1-877-ARROW-FD

www.ArrowFunds.com

ARROW DWA TACTICAL: MACRO ETF
SCHEDULE OF INVESTMENTS
July 31, 2024

Shares		Fair Value
	CLOSED END FUND - 8.4%

	COMMODITY - 8.4%
28,549	Sprott Physical Silver Trust(a) (Cost $287,477)	$282,921

	EXCHANGE-TRADED FUNDS - 91.0%

	EQUITY – 91.0%
6,413	Financial Select Sector SPDR Fund	280,505
2,739	First Trust Large Cap Core AlphaDEX Fund	274,064
2,847	Industrial Select Sector SPDR Fund	364,017
4,151	Invesco S&P 500 Pure Value ETF	366,865
1,539	iShares MSCI USA Momentum Factor ETF	293,903
2,270	iShares MSCI USA Quality Factor ETF	389,941
4,232	iShares S&P 500 Growth ETF	386,339
1,672	Technology Select Sector SPDR Fund	365,834
1,380	Vanguard Mid-Cap Growth ETF	322,161

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,743,491)	3,043,629

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
3	S&P500 E-Mini Option	GS	09/20/2024	$4,950	$828,345	$2,100

	TOTAL PUT OPTIONS PURCHASED (Cost - $3,502)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $3,502)					2,100

	TOTAL INVESTMENTS - 99.5% (Cost $3,034,470)					$3,328,650
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds received - $3,300)					(2,100)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%					18,867
	NET ASSETS - 100.0%					$3,345,417

See accompanying notes to financial statements.

ARROW DWA TACTICAL: MACRO ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS WRITTEN - (0.1)%
	CALL OPTIONS WRITTEN - (0.1)%
2	S&P500 E-Mini Option	GS	09/20/2024	$5,800	$552,230	$2,100

	TOTAL CALL OPTIONS WRITTEN (Proceeds - $3,300)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $3,300)					$2,100

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

GS	- Goldman Sachs

(a)	Non-income producing security.

(b)	Each contract is equivalent to one futures contract.

See accompanying notes to financial statements.

Arrow DWA Tactical: Macro ETF
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2024

ASSETS
Investment securities:
At cost	$3,034,470
At value	$3,328,650
Broker Cash	33,405
Due from Advisor	23,771
TOTAL ASSETS	3,385,826

LIABILITIES
Payable to related parties	10,301
Due to custodian	3,381
Options written, at fair value (proceeds received $3,300)	2,100
Accrued expenses and other liabilities	24,627
TOTAL LIABILITIES	40,409
NET ASSETS	$3,345,417

Net Assets Consist Of:
Paid in capital	$3,152,567
Accumulated earnings	192,850
NET ASSETS	$3,345,417

Net Asset Value Per Share:
Net Assets	$3,345,417
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	300,000
Net asset value (Net Assets ÷ Shares Outstanding)	$11.15

See accompanying notes to financial statements.

Arrow DWA Tactical: Macro ETF
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2024

INVESTMENT INCOME
Dividends	$50,289
Interest	2,427
TOTAL INVESTMENT INCOME	52,716

EXPENSES
Administrative services fees	62,295
Investment advisory fees	26,064
Custodian fees	16,480
Audit fees	15,226
Transfer agent fees	12,087
Printing and postage expenses	9,590
Trustees fees and expenses	5,075
Listing expenses	4,055
Legal fees	3,170
Professional fees	241
Insurance expense	239
TOTAL EXPENSES	154,522

Less: Fees waived/expenses reimbursed by the Advisor	(110,082)
NET EXPENSES	44,440

NET INVESTMENT INCOME	8,276
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
In-kind redemptions	31,484
Investments	18,949
Futures Contracts	(106)
Options Written	(22,048)
28,279
Net change in unrealized appreciation on:
Investments	93,595
Options Written	9,188
102,783
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	131,062

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$139,338

See accompanying notes to financial statements.

Arrow DWA Tactical: Macro ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2024	July 31, 2023
FROM OPERATIONS
Net investment income	$8,276	$88,746
Net realized gain (loss) on investments, futures contracts and options written	28,279	(68,277)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and options written	102,783	(76,164)
Net increase (decrease) in net assets resulting from operations	139,338	(55,695)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(15,900)	(218,670)
Net decrease in net assets resulting from distributions to shareholders	(15,900)	(218,670)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,076,569	—
Cost of shares redeemed	(1,031,912)	—
Net increase in net assets resulting from shares of beneficial interest	44,657	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	168,095	(274,365)

NET ASSETS
Beginning of Year	3,177,322	3,451,687
End of Year	$3,345,417	$3,177,322

SHARE ACTIVITY
Shares Sold	100,000	—
Shares Redeemed	(100,000)	—
Net increase (decrease) in shares of beneficial interest outstanding	—	—

See accompanying notes to financial statements.

Arrow DWA Tactical: Macro ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2024	July 31, 2023	July 31, 2022	July 31, 2021	July 31, 2020
Net asset value, beginning of year	$10.59	$11.51	$13.21	$11.09	$11.18
Activity from investment operations:
Net investment income (loss) (1)	0.03	0.30	0.34	(0.06)	0.06
Net realized and unrealized gain (loss) on investments	0.58	(0.49)	0.63	2.18	0.18
Total from investment operations	0.61	(0.19)	0.97	2.12	0.24
Less distributions from:
Net investment income	(0.05)	(0.21)	(0.33)	—	(0.18)
Net realized gains	—	(0.52)	(2.34)	—	(0.14)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.05)	(0.73)	(2.67)	—	(0.33)
Net asset value, end of year	$11.15	$10.59	$11.51	$13.21	$11.09
Total return (3)	5.83%	(1.53)%	8.49%	19.12%	2.10%
Net assets, at end of year (000s)	$3,345	$3,177	$3,452	$3,962	$4,435
Ratio of gross expenses to average net assets (4)(6)	5.33%	5.04%	3.99%	3.60%	2.38%
Ratio of net expenses to average net assets (4)	1.53%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets (4)(5)	0.29%	2.79%	2.78%	(0.52)%	0.51%
Portfolio Turnover Rate (2)	193%	144%	122%	137%	161%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived a portion of the expenses, total returns would have been lower.

(4)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(5)	The recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to financial statements.

ARROW DWA TACTICAL: MACRO ETF

NOTES TO FINANCIAL STATEMENTS

July 31, 2024

1.	ORGANIZATION

The Arrow DWA Tactical: Macro ETF (the “Fund”), is a diversified series of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to achieve long-term capital appreciation with capital preservation as a secondary objective. The Fund commenced operations on September 30, 2014. The Fund is a “fund of funds”, in that they will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies”.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods that include consideration of current market quotations from a major market maker in the securities and consideration of yields or prices of securities of comparable quality, coupon, maturity, and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor, as the Board designated Valuation Designee, and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

ARROW DWA TACTICAL: MACRO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying Funds that are open-end funds (other than ETFs) are valued at their respective net asset values (“NAV”) as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any Underlying Funds that are closed-end investment companies purchased by the Fund will not change.

Exchange-Traded Funds – The Fund may invest in ETFs. An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

ARROW DWA TACTICAL: MACRO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2024 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Closed End Fund	$282,921	$—	$—	$282,921
Exchange-Traded Funds	3,043,629	—	—	3,043,629
Future Options Purchased	2,100	—	—	2,100
Total	$3,328,650	$—	$—	$3,328,650

Liability*	Level 1	Level 2	Level 3	Total
Future Options Written	$2,100	$—	$—	$2,100
Total	$2,100	$—	$—	$2,100

The Fund did not hold any Level 2 or Level 3 securities during the year ended July 31, 2024.

*	See Schedule of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are generally declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

ARROW DWA TACTICAL: MACRO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2021 – July 31, 2023 or expected to be taken in the Fund’s July 31, 2024 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the year ended July 31, 2024, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.

ARROW DWA TACTICAL: MACRO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Derivatives Disclosure

Fair Values of Derivative Instruments in the Fund as of July 31, 2024:

		Asset Derivatives		Liability Derivatives
Derivative Type	Risk Type	Balance Sheet Location	Value	Balance Sheet Location	Value
Put Options Purchased	Equity	Investment Securities: at value	$2,100	Investment Securities: at value	$—
Call Options Written	Equity	Options written at fair value	—	Options written at fair value	2,100
			$2,100		$2,100

The amounts of realized and changes in unrealized gains and losses on derivative instruments for the year ended July 31, 2024 as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2024:

Derivative Type	Risk Type	Location	Total
		Net realized loss from:
Futures Contracts	Equity	Futures Contracts	$(106)
Options Purchased	Equity	Investments	(20,047)
Options Written	Equity	Options Written	(22,048)
		Total net realized loss	$(42,201)

Derivative Type	Risk Type	Location	Total
		Net change in unrealized appreciation of:
Options Purchased	Equity	Investments	$6,473
Options Written	Equity	Options Written	9,188
		Total net change in unrealized appreciation	$15,661

ARROW DWA TACTICAL: MACRO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

Derivatives Risk - The Fund may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

For the year ended July 31, 2024, the Fund was subject to a master netting arrangement for the options. The following table shows additional information regarding the offsetting of assets and liabilities at July 31, 2024.

ARROW DWA TACTICAL: MACRO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

				Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Statement of Assets &	Presented in the Statement	Financial	Cash Collateral
	Recognized Assets	Liabilities	of Assets & Liabilities	Instruments	Received/(Pledged)	Net Amount
Options Purchased - Goldman Sachs	$2,100	$—	$2,100	$(2,100)	$—	$—
Total	$2,100	$—	$2,100	$(2,100)	$—	$—

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Statement of Assets &	Presented in the Statement	Financial	Cash Collateral
	Recognized Liabilities	Liabilities	of Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Options Written - Goldman Sachs	$(2,100)	$—	$(2,100)	$2,100	$—	$—
Total	$(2,100)	$—	$(2,100)	$2,100	$—	$—

(1)	Collateral shown is limited to liability amount.

4.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $5,537,156 and $5,533,398, respectively.

For the year ended July 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $1,080,699 and $1,025,300, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Archer Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund.

Archer Distributors, LLC, an affiliate of the Advisor, is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials. The Distributor does not receive any compensation from the Advisor for providing services.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets.

ARROW DWA TACTICAL: MACRO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until December 31, 2024 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front end or contingent deferred sales load, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees and extraordinary expenses such as litigation expenses) will not exceed 1.60% of the Fund’s average daily net assets. Effective December 1, 2023, the expense limitation for the Fund was increased from 1.40% to 1.60% of the Fund’s average daily net assets. This amount will herein be referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three year basis (within three years after the fees have been waived or reimbursed), shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the lesser of the Expense Limitation in place at the time of waiver or recapture. Such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements from the Fund shall be suspended. For the year ended July 31, 2024, the Advisor waived fees and reimbursed expenses in the amount of $110,082, pursuant to the Waiver Agreement.

The following amounts are subject to recapture by the Advisor by the following dates:

7/31/2025	7/31/2026	7/31/2027
$95,898	$115,773	$110,082

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

ARROW DWA TACTICAL: MACRO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

Blu Giant, LLC ( “Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 100,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund or disclosed as capital shares for the Fund in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$500	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2024	July 31, 2023
Ordinary Income	$15,900	$75,125
Long-Term Capital Gain	—	143,545
	$15,900	$218,670

ARROW DWA TACTICAL: MACRO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

As of July 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$2,856	$—	$—	$(105,588)	$—	$295,582	$192,850

The difference between book basis and tax basis accumulated net realized losses, and unrealized appreciation from investments is primarily attributable to mark-to-market on 1256 options.

As of July 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$34,141	$71,447	$105,588	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, resulted in reclassifications for the Fund for the fiscal year ended July 31, 2024, as follows:

Paid In	Distributable
Capital	Earnings
$31,484	$(31,484)

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Cost for	Gross	Gross
Federal Tax	Unrealized	Unrealized	Tax Net Unrealized
purposes	Appreciation	Depreciation	Appreciation
$3,030,968	$300,138	$(4,556)	$295,582

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Arrow DWA Tactical: Macro ETF

and the Board of Trustees of Arrow Investments Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Arrow Investments Trust comprising Arrow DWA Tactical: Macro ETF (the “Fund”) as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, and the changes in net assets and financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended July 31, 2022, and prior, were audited by other auditors whose report dated September 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 27, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

ARROW DWA TACTICAL: MACRO ETF

Additional Information (Unaudited)

July 31, 2024

FOREIGN TAX CREDIT (Unaudited)

Arrow DWA Tactical: Macro ETF intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended July 31, 2024 were as follows:

For fiscal year ended	Foreign Taxes Paid	Foreign Source Income
7/31/2024	$0.0033	$0.0378

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877 -277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

6100 Chevy Chase Drive, Suite 100

Laurel, MD 20707

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)
/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/24

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	10/8/24